Note Borrowings (Composition of federal funds purchased and assets sold under agreements to repurchase) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Federal Funds Purchased and Securities Sold under Agreements to Repurchase
Federal Funds Purchased	$ 50,000	$ 100,000
Assets sold under agreements to repurchase	712,145	1,171,657
Federal Funds Purchased and Securities Sold Under Agreements To Repurchase	$ 762,145	$ 1,271,657